UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     Benj A. Smith & Associates, LTD
Address:  106 E. Eighth Street
          Holland, MI 49423



Form 13F File Number:  28-05349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Benj. A. Smith III
Title:    Chairman & President
Phone:    616-396-0119

Signature, Place, and Date of Signing:

/s/ Benj A. Smith, III               Holland, MI                05/14/03
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      60

Form 13F Information Table Value Total:  $101,003
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                        Benj A. Smith & Associates, LTD
                                    FORM 13F
                                 March 31, 2003

                                                                                                             Voting Authority
                                                                                                             ----------------
                                 Title of                Value     Shares/   Sh/  Put/  Invstmt   Other
Name of Issuer                    class     CUSIP      (x$1000)    Prn Amt   Prn  Call  Dscretn  Managers  Sole    Shared   None
-----------------------------   ---------   -----      --------    -------   ---  ---   -------  --------  ----    ------   ----


AMBAC FINL GROUP INC COM          COM     023139108       260         5150    SH         Sole               1100               4050
AMERICAN INTL GROUP COM           COM     026874107       263         5315    SH         Sole               1021               4294
AMGEN INC COM                     COM     031162100      1754        30485    SH         Sole               8700              21785
AOL TIME WARNER                   COM     00184A105      1232       113428    SH         Sole              31250              82178
APARTMENT INVT & MGMT CL A        COM     03748R101       394        10791    SH         Sole               2214               8577
APPLEBEES INTL INC COM            COM     037899101      2986       106487    SH         Sole              26200              80287
BED BATH & BEYOND INC COM         COM     075896100      2426        70240    SH         Sole              16850              53390
CARDINAL HEALTH INC COM           COM     14149Y108      3406        59788    SH         Sole              15287              44501
CHEESECAKE FACTORY INC COM        COM     163072101       686        21250    SH         Sole               7500              13750
CINTAS CORPORATION                COM     172908105      1962        59650    SH         Sole              16250              43400
CISCO SYSTEMS INC.                COM     17275R102      3295       253872    SH         Sole              54848             199024
CITIGROUP                         COM     172967101      2577        74815    SH         Sole              18850              55965
COBIZ INC COM                     COM     190897108       181        13000    SH         Sole                                 13000
DUKE ENERGY CORP                  COM     264399106      1122        77158    SH         Sole              22850              54308
E M C CORP MASS COM               COM     268648102      1448       200327    SH         Sole              45900             154427
FIRST IND CORP COM                COM     32054R108       191        12100    SH         Sole                                 12100
FIRST MERCHANTS CORP COM          COM     320817109       223         9771    SH         Sole                                  9771
FIRST MIDWEST BANCORP             COM     320867104       511        19811    SH         Sole                                 19811
FIRST OAK BROOK BANCSH COM        COM     335847208       654        21535    SH         Sole               1100              20435
FIRST SECURITYFED FINL COM        COM     336392105       269         9900    SH         Sole                                  9900
FIRST TENN NATL CORP COM          COM     337162101      2229        56140    SH         Sole              13475              42665
FIRSTBANK CORP MICH COM           COM     33761G104      1413      49572.2    SH         Sole             6183.3            43388.9
FIRSTMERIT CORP COM               COM     337915102       318        17221    SH         Sole                                 17221
FISERV INC.                       COM     337738108      4173       132569    SH         Sole              21131             111438
FREDDIE MAC                       COM     313400301      2307        43450    SH         Sole               7400              36050
GENERAL ELECTRIC                  COM     369604103      2534        99377    SH         Sole              22100              77277
GENTEX CORP COM                   COM     371901109       877        34465    SH         Sole              12860              21605
GENZYME CORP. GENL.               COM     372917104      2135        58560    SH         Sole              14500              44060
HEMLOCK FEDERAL FINANCIAL CORP    COM     423666106       220         8000    SH         Sole                                  8000
HOME DEPOT INC COM                COM     437076102      2169    89036.045    SH         Sole              16450          72586.045
HOME FED BANCORP COM              COM     436926109       317        12600    SH         Sole                                 12600
HUNTINGTON BANCSHARES COM         COM     446150104      2581       138861    SH         Sole                                138861
INDEPENDENT BANK CORPORATION      COM     453838104      1133        56346    SH         Sole               8578              47768
INTEL CORPORATION                 COM     458140100      2739   168232.401    SH         Sole              36000         132232.401
IRWIN FINL CORP COM               COM     464119106       325        16700    SH         Sole                                 16700
JOHNSON & JOHNSON COM             COM     478160104      4650     80356.84    SH         Sole              16100           64256.84
LAKELAND FINL CORP COM            COM     511656100       312        12500    SH         Sole                                 12500
LOWES COS INC COM                 COM     548661107      2537        62150    SH         Sole              15950              46200
MACATAWA BANK CORPORATION         COM     554225102      2375       110396    SH         Sole             110396
MAF BANCORP INC.                  COM     55261R108       759        22553    SH         Sole               3403              19150
MB FINANCIAL INC NEW COM          COM     55264U108       294         8200    SH         Sole                                  8200
MBNA CORP COM                     COM     55262L100      4351   289080.373    SH         Sole              49027         240053.373
MERCANTILE BANK CORP COM          COM     587376104       777        32567    SH         Sole                                 32567
MICROSOFT CORP COM                COM     594918104      3807       157250    SH         Sole              36600             120650
MIDWEST BANK HOLDINGS             COM     598251106       503        27600    SH         Sole                                 27600
NATIONAL CITY CORP COM            COM     635405103       442        15856    SH         Sole                                 15856
ORACLE CORP COM                   COM     68389X105      1791       165096    SH         Sole              35900             129196
PFIZER INC COM                    COM     717081103      3407   109349.621    SH         Sole              24350          84999.621
REPUBLIC BANCORP INC COM          COM     760282103       456        38680    SH         Sole                                 38680
ROYAL DUTCH PETE CO NY REG GLD    COM     780257804      3683        90387    SH         Sole              21957              68430
STRYKER CORP COM                  COM     863667101      2361        34390    SH         Sole               9105              25285
SUN MICROSYSTEMS INC COM          COM     866810104       531       163000    SH         Sole              42600             120400
TCF FINL CORP COM                 COM     872275102       204         5100    SH         Sole                                  5100
TOWER FINANCIAL                   COM     891769101       399        28725    SH         Sole                                 28725
TRIBUNE CO NEW COM                COM     896047107      2972        66040    SH         Sole              14000              52040
UNIZAN FINANCIAL CORP COM         COM     91528W101       297        16200    SH         Sole                                 16200
WALGREEN COMPANY                  COM     931422109      2117        71828    SH         Sole              16900              54928
WELLS FARGO & CO NEW COM          COM     949746101      4977   110629.892    SH         Sole              24144          86485.892
WYETH COM                         COM     983024100      2859    75601.972    SH         Sole              15875          59726.972
ZIONS BANCORPORATION COM          COM     989701107      2832        66210    SH         Sole              16600              49610


REPORT SUMMARY                     60 DATA RECORDS     101003           0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED